Label	Element	Value
MFS® U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000063068_SupplementTextBlock	SUPPLEMENT TO PROSPECTUS The date of this supplement is June 17, 2015. MFS® U.S. Government Money Market Fund (formerly MFS® Money Market Fund)
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® U.S. Government Money Market Fund (formerly MFS® Money Market Fund)
Strategy [Heading]	rr_StrategyHeading	Effective September 1, 2015, the first paragraph in the sub-section entitled “Principal Investment Strategies” under the main heading "Summary of Key Information" is restated in its entirety as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 99.5% of the fund’s total assets in cash, U.S. Government money market instruments, and/or repurchase agreements collateralized by cash or U.S. Government securities.